Consolidated Balance Sheets		Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Current assets
Cash and cash equivalents		$ 16,400,123	$ 2,094,711	$ 25,185,630
Trade receivables, net		34,978,153	4,467,596	23,696,180
Inventories		40,919,214	5,226,420	22,692,161
Prepaid expenses and other current assets		1,590,259	203,116	973,791
Contract assets, net		3,187,403	407,112	4,653,025
Amounts due from related parties				22,810
Total current assets		97,075,152	12,398,955	77,223,597
Non-current assets
Property and equipment, net		8,405,563	1,073,603	10,723,617
Intangible assets, net		144,879	18,505	229,880
Goodwill		1,271,160	162,359	1,271,160
Deferred offering expenses		3,853,500	492,190	1,571,254
Operating lease right-of-use assets, net		1,113,926	142,277	1,449,859
Investment in key management insurance policy		1,157,520	147,845	1,065,480
Deferred tax assets		1,418,419	181,168	1,242
Total non-current assets		17,364,967	2,217,947	16,312,492
TOTAL ASSETS		114,440,119	14,616,902	93,536,089
Current liabilities
Trade payables		16,104,581	2,056,963	3,174,806
Notes payables		3,503,768	447,520	2,931,934
Other payables		2,633,447	336,358	2,365,624
Accrued payroll and welfare		8,228,964	1,051,047	8,797,841
Operating lease liabilities – current		204,156	26,076	541,118
Income tax payable		1,058,040	135,139	2,446,138
Contract liabilities		22,748,443	2,905,553	27,225,278
Total current liabilities		54,481,399	6,958,656	47,678,697
Non-current liabilities
Operating lease liabilities – non-current		61,229	7,820	38,000
Other payables – non-current		996,069	127,223	1,433,190
Deferred tax liabilities		1,468,575	187,574	1,768,737
Other liabilities		1,008,306	128,786	956,388
Total non-current liabilities		3,534,179	451,403	4,196,315
Total liabilities		58,015,578	7,410,059	51,875,012
Commitments and contingencies
Shareholders’ Equity
Ordinary shares (par value of HK$0.01 per share; 750,000,000 ordinary shares authorized and 12,000,000 and 12,000,000 ordinary shares issued and outstanding as of September 30, 2022 and 2023, respectively.)	[1]	120,000	15,327	120,000
Shares subscription receivables	[1]	(119,990)	(15,326)	(119,990)
Additional paid-in capital		14,642,029	1,870,158	8,000,000
Retained earnings		41,782,502	5,336,684	32,085,133
Total SU Group Holdings Limited shareholders’ equity		56,424,541	7,206,843	40,085,143
Non-controlling interests				1,575,934
Total shareholders’ equity		56,424,541	7,206,843	41,661,077
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		114,440,119	14,616,902	93,536,089
Related Parties
Current assets
Amounts due from related parties				22,810
Current liabilities
Amount due to a related party				$ 195,958

[1]	Retrospectively restated for effect of the nominal issuance of shares effected on February 27, 2023 and June 20, 2023 (Note 13).